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                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

				Form 13F

			  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   1st Quarter 2012

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Check here if Amendment [  ]; 		Amendment Number:
							   --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing	this Report:

Name:         Portfolio Solutions
              ------------------------------------------
Address:      900 Wilshire Drive, Suite 200
              ------------------------------------------
              Troy, Michigan 48084
              ------------------------------------------


Form 13F File Number:  028-14909
                       -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Florence  Affatato
           -------------------------------------------
Title:       Compliance Manager
           -------------------------------------------
Phone:       248-689-1550
           -------------------------------------------


Signature, Place, and Date of Signing:

Florence  Affatato      Troy, Michigan 				05/14/2012
---------------------   -------------------------------------  ----------------
[Signature]	                   [City, State]	   	[Date]

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	  manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in this report,
	  and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	  this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			FORM 13F
		     SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 		0
                                                 -------------------------------

Form 13F Information Table Entry Total:			7
                                                 -------------------------------


Form 13F Information Table Value Total (X 1000):	$ 491,188

                                                 -------------------------------

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                                        PORTFOLIO SOLUTIONS, LLC
                                                            FORM 13F 03/31/2012

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   ITEM 1                        ITEM 2 ITEM 3     ITEM 4             ITEM 5             ITEM 6      ITEM 7     ITEM 8
                                 TITLE             FAIR        SHARES OR
                                  OF               MARKET      PRINCIPAL     SH/  PUT/ INVESTMENT   OTHER
NAME OF ISSUER                  CLASS  CUSIP      VALUE          AMOUNT     PRN  CALL DISCRETION   MANAGERS  VOTING AUTHORITY
                                                  (x $1000)                                             Sole    Shared   None

-----------------------------------------------------------------------------------------------------------------------------
GLOBALSCAPE INC			   COM  37940g109         22	     11000	SH	   Sole		None	  Sole
ISHARES TR                       SPSMV  464287879      88333       1124263	SH	   Sole		None	  Sole
SPDR S&P 500 ETF TR              TRUNT  78462F103        454          3225      SH         Sole         None      Sole
VANGUARD INDEX FDS               TLSTM  922908769     268847	   3720557	SH	   Sole		None	  Sole
VANGUARD INDEX FDS               RTETF  922908553      36862        579139	SH	   Sole		None	  Sole
VANGUARD INTL EQ INDEX           MSETF  922042874      48518       1052674	SH	   Sole		None      Sole
VANGUARD INTL EQ INDEX           MPETF  922042866      48152        906133	SH	   Sole		None	  Sole




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